Additional Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Other Significant Noncash Transactions [Line Items]
Gain (Loss) on mark-to-market of listed investments	$ 28.8	$ (26.4)	$ 24.9	$ (122.4)